American Funds Multi-Sector Income FundSM
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 97.23% Corporate bonds & notes 69.38% Energy 8.00%	Principal amount (000)	Value (000)
Apache Corp. 4.25% 2030	$30	$31
Apache Corp. 5.35% 2049	125	130
Ascent Resources - Utica LLC 7.00% 2026[1]	50	42
Baker Hughes, a GE Co. 3.337% 2027	35	36
Berry Petroleum Corp. 7.00% 2026[1]	10	10
BP Capital Markets PLC 4.234% 2028	95	108
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.794% 2022[2,3]	35	32
Canadian Natural Resources Ltd. 4.95% 2047	65	77
Carrizo Oil & Gas Inc. 6.25% 2023	95	90
Cenovus Energy Inc. 3.80% 2023	30	31
Cenovus Energy Inc. 4.25% 2027	135	141
Cenovus Energy Inc. 5.40% 2047	35	39
Centennial Resource Production, LLC 6.875% 2027[1]	30	30
Cheniere Energy Partners, LP 4.50% 2029[1]	77	79
Cheniere Energy, Inc. 7.00% 2024	100	115
Chesapeake Energy Corp. 8.00% 2025	30	22
Concho Resources Inc. 4.30% 2028	40	43
Denbury Resources Inc. 9.00% 2021[1]	60	56
Diamond Offshore Drilling, Inc. 7.875% 2025	30	24
Enbridge Energy Partners, LP 7.375% 2045	40	59
Energy Transfer Partners, LP 6.125% 2045	20	23
Energy Transfer Partners, LP 5.30% 2047	35	38
Energy Transfer Partners, LP 6.00% 2048	80	95
Energy Transfer Partners, LP 6.25% 2049	60	73
Equinor ASA 3.625% 2028	35	39
Matador Resources Co. 5.875% 2026	35	35
MV24 Capital BV 6.748% 2034[1]	200	207
Nabors Industries Inc. 5.75% 2025	30	22
NGL Energy Partners LP 7.50% 2023	25	26
Noble Energy, Inc. 3.25% 2029	140	139
NuStar Logistics, LP 6.00% 2026	40	43
Oasis Petroleum Inc. 6.875% 2022	100	94
Oasis Petroleum Inc. 6.25% 2026[1]	170	139
Occidental Petroleum Corp. 2.90% 2024	39	39
Occidental Petroleum Corp. 3.20% 2026	25	25
Occidental Petroleum Corp. 3.50% 2029	58	59
Petrobras Global Finance Co. 5.093% 2030[1]	113	118
Petróleos Mexicanos 6.50% 2029	45	46
Petróleos Mexicanos 6.84% 2030[1]	63	65
Petróleos Mexicanos 5.625% 2046	27	23
Petróleos Mexicanos 7.69% 2050[1]	114	119
QEP Resources, Inc. 5.25% 2023	20	19
QEP Resources, Inc. 5.625% 2026	235	203
Range Resources Corp. 5.00% 2023	25	22
Range Resources Corp. 4.875% 2025	150	125
Sanchez Energy Corp. 7.25% 2023[1,4]	30	22
American Funds Multi-Sector Income Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 2020[2,3,5,6]	$3	$3
SM Energy Co. 5.625% 2025	30	26
SM Energy Co. 6.625% 2027	175	151
Southwestern Energy Co. 7.50% 2026	50	44
Sunoco LP 4.875% 2023	45	46
Sunoco LP 6.00% 2027	40	43
Targa Resources Partners LP 6.50% 2027[1]	15	16
Targa Resources Partners LP 6.875% 2029[1]	15	16
Teekay Corp. 9.25% 2022[1]	80	82
Total Capital International 2.434% 2025	50	51
Total Capital International 3.455% 2029	75	81
Total Capital International 3.461% 2049	40	42
TransCanada PipeLines Ltd. 4.25% 2028	75	83
Transocean Guardian Ltd. 5.875% 2024[1]	36	36
Transocean Inc. 8.375% 2021[7]	45	46
Transocean Inc. 9.00% 2023[1]	20	21
Transocean Inc. 6.125% 2025[1]	36	36
Transocean Poseidon Ltd. 6.875% 2027[1]	40	41
Valaris PLC 7.75% 2026	30	16
Whiting Petroleum Corp. 6.25% 2023	50	39
Whiting Petroleum Corp. 6.625% 2026	205	139
		4,111
Financials 7.72%
AG Merger Sub II, Inc. 10.75% 2027[1]	133	136
Alliant Holdings Intermediate LLC 8.25% 2023[1]	40	41
Allstate Corp. 3.85% 2049	20	22
Ally Financial Inc. 8.00% 2031	110	153
Ally Financial Inc. 8.00% 2031	25	35
AssuredPartners, Inc. 8.00% 2027[1]	80	82
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[7]	114	119
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[7]	125	129
Bank of Montreal 2.50% 2024	110	111
CIT Group Inc. 4.125% 2021	50	51
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[7]	110	120
Compass Diversified Holdings 8.00% 2026[1]	75	80
Danske Bank AS 3.875% 2023[1]	300	311
Fairstone Financial Inc. 7.875% 2024[1]	87	91
FS Energy and Power Fund 7.50% 2023[1]	230	233
Goldman Sachs Group, Inc. 2.55% 2019	125	125
Hartford Financial Services Group, Inc. 2.80% 2029	60	60
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[7]	200	214
HUB International Ltd. 7.00% 2026[1]	180	186
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[7]	25	25
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[7]	340	338
Marsh & McLennan Companies, Inc. 4.375% 2029	25	28
Metropolitan Life Global Funding I 2.40% 2021[1]	150	151
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[7]	50	51
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[7]	140	157
Prudential Financial, Inc. 3.70% 2051	25	26
Travelers Companies, Inc. 4.10% 2049	20	23
American Funds Multi-Sector Income Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 4.625% 2027[1]	$250	$266
Wells Fargo & Co. 2.15% 2020	600	600
		3,964
Consumer discretionary 7.46%
Adient US LLC 7.00% 2026[1]	60	63
Allied Universal Holdco LLC 6.625% 2026[1]	30	32
Allied Universal Holdco LLC 9.75% 2027[1]	145	151
Bayerische Motoren Werke AG 2.95% 2022[1]	200	204
Bayerische Motoren Werke AG 3.15% 2024[1]	35	36
Cedar Fair, LP 5.25% 2029[1]	10	11
Churchill Downs Inc. 4.75% 2028[1]	75	77
Cirsa Gaming Corp. SA 7.875% 2023[1]	269	286
Extended Stay America Inc. 4.625% 2027[1]	91	91
Fertitta Entertainment, Inc. 8.75% 2025[1]	200	209
General Motors Co. 5.95% 2049	35	38
Hanesbrands Inc. 4.875% 2026[1]	125	133
Hilton Worldwide Holdings Inc. 4.875% 2030[1]	20	21
Home Depot, Inc. 4.50% 2048	20	25
Levi Strauss & Co. 5.00% 2025	25	26
Lowe’s Companies, Inc. 3.65% 2029	40	43
Lowe’s Companies, Inc. 4.55% 2049	10	12
Merlin Entertainment 5.75% 2026[1]	200	208
MGM Resorts International 7.75% 2022	25	28
MGM Resorts International 6.00% 2023	85	94
MGM Resorts International 5.50% 2027	85	93
Neiman Marcus Group Ltd. LLC 8.00% 2024[1]	90	27
Neiman Marcus Group Ltd. LLC 14.00% 2024[1,8]	65	37
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.73% 2023 (11.46% PIK)[2,3,8]	55	43
Panther BF Aggregator 2, LP 6.25% 2026[1]	40	42
Panther BF Aggregator 2, LP 8.50% 2027[1]	80	81
PetSmart, Inc. 7.125% 2023[1]	150	142
PetSmart, Inc. 5.875% 2025[1]	75	75
PetSmart, Inc. 8.875% 2025[1]	150	143
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	100	102
Scientific Games Corp. 8.25% 2026[1]	225	240
Six Flags Entertainment Corp. 4.875% 2024[1]	150	156
Sotheby’s 4.875% 2025[1]	150	152
Staples, Inc. 7.50% 2026[1]	150	155
Volkswagen Group of America Finance, LLC 4.75% 2028[1]	200	223
William Carter Co. 5.625% 2027[1]	40	43
Wyndham Worldwide Corp. 5.375% 2026[1]	50	53
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	75	77
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	45	46
Wynn Resorts Ltd. 5.125% 2029[1]	110	115
		3,833
Industrials 7.36%
Allison Transmission Holdings, Inc. 5.00% 2024[1]	50	51
ARAMARK Corp. 5.125% 2024	90	93
Ashtead Group PLC 4.125% 2025[1]	200	205
Associated Materials, LLC 9.00% 2024[1]	158	139
Avolon Holdings Funding Ltd. 3.95% 2024[1]	97	100
Avolon Holdings Funding Ltd. 4.375% 2026[1]	125	129
American Funds Multi-Sector Income Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Beacon Roofing Supply, Inc. 4.875% 2025[1]	$110	$108
Boeing Co. 2.70% 2022	130	133
Boeing Co. 3.10% 2026	84	88
Boeing Co. 3.20% 2029	30	32
Boeing Co. 2.95% 2030	5	5
Boeing Co. 3.60% 2034	80	87
Boeing Co. 3.90% 2049	80	88
CSX Corp. 4.50% 2049	25	29
Dun & Bradstreet Corp. 6.875% 2026[1]	180	197
Dun & Bradstreet Corp. 10.25% 2027[1]	200	222
Harsco Corp. 5.75% 2027[1]	20	21
Honeywell International Inc. 2.30% 2024	75	76
Honeywell International Inc. 2.70% 2029	35	36
JELD-WEN Holding, Inc. 4.875% 2027[1]	70	69
KAR Auction Services, Inc. 5.125% 2025[1]	70	73
LABL Escrow Issuer, LLC 6.75% 2026[1]	100	104
LABL Escrow Issuer, LLC 10.50% 2027[1]	45	46
LSC Communications, Inc. 8.75% 2023[1]	50	37
Mexican Government 5.50% 2047	200	199
Pisces Parent LLC 8.00% 2026[1]	200	198
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 5.789% 2025[2,3]	149	146
PrimeSource Building Products Inc. 9.00% 2023[1]	225	212
Republic Services, Inc. 2.50% 2024	180	182
Rexnord Corp. 4.875% 2025[1]	100	103
Sensata Technologies Holding BV 4.875% 2023[1]	25	26
TransDigm Inc. 6.00% 2022	30	31
Uber Technologies, Inc. 8.00% 2026[1]	185	188
Union Pacific Corp. 4.30% 2049	75	88
United Parcel Service, Inc. 4.25% 2049	20	23
United Rentals, Inc. 4.625% 2025	65	67
Virgin Australia Holdings Ltd. 7.875% 2021[1]	100	102
Westinghouse Air Brake Technologies Corp. 4.40% 2024[7]	42	45
		3,778
Health care 7.23%
Abbott Laboratories 3.75% 2026	30	33
AbbVie Inc. 4.45% 2046	95	99
AstraZeneca PLC 3.375% 2025	65	68
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.794% 2026[2,3,5]	50	49
Becton, Dickinson and Co. 3.70% 2027	33	35
Boston Scientific Corp. 3.75% 2026	45	48
Boston Scientific Corp. 4.70% 2049	5	6
Bristol-Myers Squibb Co. 4.125% 2039[1]	116	132
Charles River Laboratories International, Inc. 5.50% 2026[1]	45	48
Cigna Corp. 4.375% 2028	70	77
Cigna Corp. 4.80% 2038	60	68
Cigna Corp. 4.90% 2048	60	69
Eagle Holding Co. II LLC 7.625% 2022[1,8]	25	25
Eagle Holding Co. II LLC 7.75% 2022[1,8]	80	81
Encompass Health Corp. 4.50% 2028	17	17
Encompass Health Corp. 4.75% 2030	30	30
HCA Inc. 5.875% 2023	75	83
HCA Inc. 5.375% 2026	75	83
HCA Inc. 4.125% 2029	15	16
American Funds Multi-Sector Income Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 5.25% 2049	$45	$50
IMS Health Holdings, Inc. 5.00% 2026[1]	200	210
inVentiv Health, Inc. 7.50% 2024[1]	50	52
Jaguar Holding Co. 6.375% 2023[1]	60	62
Kinetic Concepts, Inc. 12.50% 2021[1]	160	170
Merck & Co., Inc. 3.40% 2029	30	33
Molina Healthcare, Inc. 5.375% 2022	100	106
NVA Holdings Inc. 6.875% 2026[1]	75	80
Par Pharmaceutical Companies Inc. 7.50% 2027[1]	30	27
PAREXEL International Corp. 6.375% 2025[1]	100	92
Pfizer Inc. 3.45% 2029	40	43
Pfizer Inc. 4.00% 2049	10	12
Prestige Brands International Inc. 6.375% 2024[1]	25	26
Sotera Health Topco, Inc. 8.125% 2021[1,8]	90	90
Sterigenics-Nordion Holdings, LLC 6.50% 2023[1]	35	36
Surgery Center Holdings 10.00% 2027[1]	45	46
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[1]	280	328
Tenet Healthcare Corp. 4.625% 2024	50	52
Tenet Healthcare Corp. 4.875% 2026[1]	60	62
Tenet Healthcare Corp. 5.125% 2027[1]	50	52
Teva Pharmaceutical Finance Co. BV 3.15% 2026	475	334
Teva Pharmaceutical Finance Co. BV 6.75% 2028	200	165
UnitedHealth Group Inc. 2.375% 2024	15	15
UnitedHealth Group Inc. 2.875% 2029	15	15
UnitedHealth Group Inc. 4.45% 2048	35	42
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	155	161
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	100	113
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	75	85
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	84
Vizient Inc. 6.25% 2027[1]	5	5
		3,715
Materials 6.61%
AK Steel Holding Corp. 7.625% 2021	35	35
AK Steel Holding Corp. 7.50% 2023	50	50
ArcelorMittal 3.60% 2024	100	101
Axalta Coating Systems LLC 4.875% 2024[1]	150	156
Ball Corp. 5.00% 2022	70	74
BWAY Parent Co., Inc. 5.50% 2024[1]	75	78
BWAY Parent Co., Inc. 7.25% 2025[1]	100	95
Cleveland-Cliffs Inc. 4.875% 2024[1]	55	56
Cleveland-Cliffs Inc. 5.875% 2027[1]	40	38
CVR Partners, LP 9.25% 2023[1]	100	105
Cydsa, SAB de CV 6.25% 2027	200	205
Dow Chemical Co. 4.80% 2049[1]	82	91
First Quantum Minerals Ltd. 7.50% 2025[1]	520	515
Freeport-McMoRan Inc. 3.55% 2022	85	85
Freeport-McMoRan Inc. 3.875% 2023	55	55
FXI Holdings, Inc. 7.875% 2024[1]	275	240
Greif, Inc. 6.50% 2027[1]	25	27
H.I.G. Capital, LLC 6.75% 2024[1]	20	18
Hexion Inc. 7.875% 2027[1]	110	109
INEOS Group Holdings SA 5.625% 2024[1]	200	207
LSB Industries, Inc. 9.625% 2023[1]	145	154
American Funds Multi-Sector Income Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Mineral Resources Ltd. 8.125% 2027[1]	$50	$52
Owens-Illinois, Inc. 5.875% 2023[1]	120	128
Platform Specialty Products Corp. 5.875% 2025[1]	40	42
Reynolds Group Inc. 7.00% 2024[1]	75	78
Sealed Air Corp. 5.25% 2023[1]	25	27
Sherwin-Williams Co. 2.95% 2029	70	70
Starfruit US Holdco LLC 8.00% 2026[1]	150	150
Summit Materials, Inc. 6.125% 2023	20	20
Summit Materials, Inc. 6.50% 2027[1]	25	27
TPC Group Inc. 10.50% 2024[1]	91	95
Tronox Ltd. 5.75% 2025[1]	30	28
Tronox Ltd. 6.50% 2026[1]	120	115
Venator Materials Corp. 5.75% 2025[1]	80	68
		3,394
Information technology 6.44%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.446% 2025[2,3]	140	135
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.104% 2025[2,3]	25	25
Banff Merger Sub Inc. 9.75% 2026[1]	75	72
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.30% 2021[2,3]	65	65
Broadcom Inc. 4.75% 2029[1]	490	518
Broadcom Ltd. 3.875% 2027	110	111
Broadcom Ltd. 3.50% 2028	30	29
Camelot Finance SA 7.875% 2024[1]	110	115
CDK Global Inc. 5.25% 2029[1]	30	31
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.313% 2022[2,3]	49	52
Diebold, Inc. 8.50% 2024	175	166
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 6.813% 2022[2,3]	150	147
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	105	113
Financial & Risk US Holdings, Inc. 8.25% 2026[1]	115	127
Fiserv, Inc. 3.20% 2026	55	57
Fiserv, Inc. 3.50% 2029	220	232
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	85	92
Global Payments Inc. 3.20% 2029	21	21
Global Payments Inc. 4.15% 2049	8	9
Go Daddy Operating Co. 5.25% 2027[1]	15	16
Infor, Inc. 6.50% 2022	160	163
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[2,3]	175	178
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 8.044% 2023[2,3]	150	144
PayPal Holdings, Inc. 2.40% 2024	100	101
PayPal Holdings, Inc. 2.65% 2026	59	59
PayPal Holdings, Inc. 2.85% 2029	115	116
Solera Holdings, Inc. 10.50% 2024[1]	50	53
Tempo Acquisition LLC 6.75% 2025[1]	85	88
Unisys Corp. 10.75% 2022[1]	55	60
Veritas Holdings Ltd. 10.50% 2024[1]	200	190
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.544% 2023[2,3]	25	24
		3,309
Utilities 6.23%
AEP Transmission Co. LLC 3.80% 2049	20	22
AES Corp. 4.875% 2023	17	17
AES Corp. 6.00% 2026	130	138
American Electric Power Co., Inc. 3.65% 2021	140	144
American Funds Multi-Sector Income Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
American Electric Power Co., Inc. 4.30% 2028	$240	$269
Calpine Corp. 5.375% 2023	25	25
Calpine Corp. 5.875% 2024[1]	75	77
CenterPoint Energy, Inc. 3.85% 2024	65	69
Connecticut Light and Power Co. 3.20% 2027	25	26
Consolidated Edison Co. of New York, Inc. 4.65% 2048	25	31
Consolidated Edison Co. of New York, Inc. 4.125% 2049	20	23
Consumers Energy Co. 3.25% 2046	34	35
Consumers Energy Co. 3.10% 2050	30	30
Dominion Resources, Inc., junior subordinated, 3.071% 2024[7]	50	51
DTE Energy Co. 3.95% 2049	20	23
DTE Energy Co., Series C, 2.529% 2024[3]	75	75
Duke Energy Carolinas, LLC 2.45% 2029	40	40
Duke Energy Indiana, Inc. 3.25% 2049	50	50
Duke Energy Progress, LLC 3.60% 2047	5	5
Emera US Finance LP 4.75% 2046	35	41
Entergy Corp. 2.95% 2026	65	66
FirstEnergy Corp. 3.90% 2027	85	91
Florida Power & Light Co. 3.15% 2049	32	33
Jersey Central Power & Light Co. 4.30% 2026[1]	50	55
Mississippi Power Co. 3.95% 2028	105	115
NGL Energy Partners LP 7.50% 2026[1]	150	151
NiSource Finance Corp. 2.65% 2022	10	10
Northern States Power Co. 2.90% 2050	45	44
NRG Energy, Inc. 7.25% 2026	35	38
Pacific Gas and Electric Co. 2.45% 2022[4]	60	60
Pacific Gas and Electric Co. 4.65% 2028[1,4]	125	133
Pacific Gas and Electric Co. 3.95% 2047[4]	125	122
Public Service Electric and Gas Co. 3.20% 2029	30	32
Public Service Electric and Gas Co. 3.85% 2049	65	74
Public Service Enterprise Group Inc. 2.875% 2024	25	26
Puget Sound Energy, Inc. 3.25% 2049	25	25
San Diego Gas & Electric Co. 4.10% 2049	50	57
SCANA Corp. 6.25% 2020	30	30
Southern California Edison Co. 3.50% 2023	243	254
Southern California Edison Co. 2.85% 2029	25	25
Southern California Edison Co. 4.125% 2048	186	203
State Grid Overseas Investment Ltd. 3.50% 2027[1]	200	211
Talen Energy Corp. 10.50% 2026[1]	30	26
Talen Energy Corp. 7.25% 2027[1]	50	51
Vistra Energy Corp. 7.625% 2024	74	77
		3,200
Communication services 5.89%
AT&T Inc. 4.35% 2029	45	50
CBS Corp. 7.25% 2024[1]	25	26
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	207
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	120	122
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	133	142
Cinemark USA, Inc. 4.875% 2023	50	51
Clear Channel Worldwide Holdings, Inc. 9.25% 2024[1]	85	94
Comcast Corp. 4.00% 2048	35	39
Cumulus Media New Holdings Inc. 6.75% 2026[1]	35	37
Diamond Sports Group LLC 5.375% 2026[1]	38	40
American Funds Multi-Sector Income Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Diamond Sports Group LLC 6.625% 2027[1]	$30	$31
Entercom Media Corp. 6.50% 2027[1]	5	5
Frontier Communications Corp. 10.50% 2022	175	81
Frontier Communications Corp. 8.50% 2026[1]	50	50
Frontier Communications Corp. 8.00% 2027[1]	50	53
Gray Television, Inc. 7.00% 2027[1]	40	44
iHeartCommunications, Inc. 5.25% 2027[1]	32	33
Inmarsat PLC 4.875% 2022[1]	125	127
Intelsat Jackson Holding Co. 5.50% 2023	110	103
Intelsat Jackson Holding Co. 6.625% 2024[2]	35	36
Intelsat Jackson Holding Co. 8.50% 2024[1]	45	45
Live Nation Entertainment, Inc. 4.875% 2024[1]	50	52
Live Nation Entertainment, Inc. 5.625% 2026[1]	35	37
Loral Space & Communications Inc. 6.50% 2027[1]	39	40
MDC Partners Inc. 6.50% 2024[1]	235	215
Meredith Corp. 6.875% 2026	125	128
Nexstar Escrow Corp. 5.625% 2027[1]	10	10
OUTFRONT Media Cap LLC 5.00% 2027[1]	25	26
Sirius XM Radio Inc. 4.625% 2023[1]	75	77
Sirius XM Radio Inc. 4.625% 2024[1]	10	10
Sprint Corp. 7.25% 2021	110	118
Sprint Corp. 6.875% 2028	340	372
Sprint Corp. 8.75% 2032	20	25
T-Mobile US, Inc. 4.00% 2022	50	51
T-Mobile US, Inc. 6.375% 2025	25	26
Univision Communications Inc. 5.125% 2023[1]	100	100
Univision Communications Inc. 5.125% 2025[1]	100	98
Verizon Communications Inc. 4.862% 2046	10	12
Vodafone Group PLC 5.25% 2048	48	56
Vodafone Group PLC 4.25% 2050	25	26
Warner Music Group 5.00% 2023[1]	75	77
Warner Music Group 5.50% 2026[1]	50	53
		3,025
Consumer staples 4.76%
Altria Group, Inc. 5.95% 2049	72	85
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	90	107
B&G Foods, Inc. 5.25% 2025	125	128
B&G Foods, Inc. 5.25% 2027	60	61
British American Tobacco PLC 3.215% 2026	40	40
British American Tobacco PLC 3.557% 2027	20	20
British American Tobacco PLC 4.39% 2037	15	15
British American Tobacco PLC 4.54% 2047	225	216
Conagra Brands, Inc. 5.40% 2048	105	125
Cott Beverages Inc. 5.50% 2025[1]	50	52
Darling Ingredients Inc. 5.25% 2027[1]	125	132
Energizer Holdings, Inc. 7.75% 2027[1]	100	112
Energizer SpinCo Inc. 5.50% 2025[1]	25	26
First Quality Enterprises, Inc. 5.00% 2025[1]	120	124
First Quality Finance Co., Inc. 4.625% 2021[1]	10	10
JBS Investments GmbH II 5.75% 2028[1]	200	209
Keurig Dr Pepper Inc. 4.057% 2023	90	95
Keurig Dr Pepper Inc. 4.417% 2025	20	22
Keurig Dr Pepper Inc. 5.085% 2048	20	24
American Funds Multi-Sector Income Fund — Page 8 of 15

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kraft Heinz Co. 4.875% 2049[1]	$120	$121
Molson Coors Brewing Co. 4.20% 2046	20	20
Nestle Skin Health SA, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.313% 2026[2,3]	89	89
Performance Food Group, Inc. 5.50% 2027[1]	84	89
Philip Morris International Inc. 3.375% 2029	235	247
Post Holdings, Inc. 5.00% 2026[1]	75	78
Post Holdings, Inc. 5.50% 2029[1]	30	31
Prestige Brands International Inc. 5.375% 2021[1]	35	35
Wal-Mart Stores, Inc. 2.55% 2023	130	133
		2,446
Real estate 1.68%
Alexandria Real Estate Equities, Inc. 2.75% 2029	19	19
American Campus Communities, Inc. 3.30% 2026	38	39
Brookfield Property REIT Inc. 5.75% 2026[1]	95	100
Gaming and Leisure Properties, Inc. 3.35% 2024	34	34
Gaming and Leisure Properties, Inc. 4.00% 2030	50	50
Howard Hughes Corp. 5.375% 2025[1]	150	157
Iron Mountain Inc. 5.75% 2024	60	61
Medical Properties Trust, Inc. 5.00% 2027	50	53
Realogy Corp. 4.875% 2023[1]	30	28
Realogy Corp. 9.375% 2027[1]	180	168
SBA Communications Corp. 4.00% 2022	100	102
Westfield Corp. Ltd. 3.50% 2029[1]	50	52
		863
Total corporate bonds & notes		35,638
Mortgage-backed obligations 13.74% Commercial mortgage-backed securities 7.87%
Citigroup Commercial Mortgage Trust, Series 2013-CG11, Class B, 3.732% 2046[3,9]	95	98
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class D, 5.389% 2046[1,3,9]	250	265
Commercial Mortgage Trust, Series 2013-LC6, Class D, 4.404% 2046[1,3,9]	113	116
Commercial Mortgage Trust, Series 2013-CR10, Class D, 4.949% 2046[1,3,9]	200	207
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[9]	100	107
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.906% 2047[3,9]	300	321
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[9]	25	26
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.907% 2046[1,3,9]	370	379
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.307% 2046[3,9]	435	390
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.859% 2046[3,9]	230	244
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.854% 2047[1,3,9]	141	145
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.77% 2048[3,9]	150	160
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.261% 2046[3,9]	100	103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.377% 2046[1,3,9]	400	392
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.499% 2046[3,9]	40	43
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,9]	100	108
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[3,9]	20	21
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.917% 2045[1,3,9]	44	46
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[9]	25	26
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.276% 2045[1,3,9]	40	41
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.347% 2045[3,9]	240	248
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[9]	40	42
American Funds Multi-Sector Income Fund — Page 9 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.969% 2045[3,9]	$300	$308
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[3,9]	198	205
		4,041
Collateralized mortgage-backed obligations (privately originated) 4.74%
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.618% 2029[1,3,9]	400	401
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,3,9]	88	91
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,3,9]	300	307
Commercial Mortgage Trust, Series 2013 CR7, Class C, 4.206% 2046[1,3,9]	177	176
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,9]	200	217
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,9]	368	392
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,9]	139	149
Homeward Opportunities Fund Trust, Series 2019-01, Class A3, 3.606% 2059[1,3,9]	253	255
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,3,9]	202	203
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,3,9]	243	245
		2,436
Federal agency mortgage-backed obligations 1.13%
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 2046[3,9]	210	221
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[9]	68	73
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[9]	275	288
		582
Total mortgage-backed obligations		7,059
Bonds & notes of governments & government agencies outside the U.S. 10.29%
Argentine Republic 5.625% 2022	400	174
Argentine Republic 6.875% 2027	200	85
Bahrain (Kingdom of) 6.125% 2022	250	265
Banque Centrale de Tunisie 6.375% 2026	€100	106
Cameroon (Republic of) 9.50% 2025	$200	219
Costa Rica (Republic of) 4.375% 2025	200	192
Dominican Republic 5.95% 2027	250	271
Egypt (Arab Republic of) 7.50% 2027	250	269
Ghana (Republic of) 8.125% 2032[1]	200	201
Greece (Hellenic Republic of) 3.75% 2028	€200	260
Kazakhstan (Republic of) 4.875% 2044	$200	241
Kenya (Republic of) 7.25% 2028	200	208
Pakistan (Islamic Republic of) 8.25% 2024	400	433
Poland (Republic of) 3.25% 2026	250	266
Qatar (State of) 3.375% 2024[1]	200	210
Romania 3.50% 2034	€30	38
Romania 5.125% 2048	$100	116
Russian Federation 4.375% 2029	400	429
South Africa (Republic of) 5.875% 2030	200	214
Turkey (Republic of) 7.375% 2025	400	426
Ukraine Government 7.75% 2020	100	102
Ukraine Government 7.75% 2026	200	209
United Mexican States 4.50% 2029	200	218
United Mexican States 6.75% 2034	100	135
		5,287
American Funds Multi-Sector Income Fund — Page 10 of 15

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 2.38% U.S. Treasury 2.38%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2024	$189	$187
U.S. Treasury 1.75% 2024[10]	316	319
U.S. Treasury 1.625% 2029	445	443
U.S. Treasury 2.875% 2049[10]	233	271
Total U.S. Treasury bonds & notes		1,220
Asset-backed obligations 1.07%
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81% 2024[9]	50	51
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,9]	500	498
		549
Municipals 0.37% Illinois 0.19%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	98
South Carolina 0.18%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	30	35
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	50	59
		94
Total municipals		192
Total bonds, notes & other debt instruments (cost: $48,893,000)		49,945
Common stocks 0.10% Materials 0.10%	Shares
Hexion Holdings Corp., Class B11	4,181	50
Total common stocks (cost: $66,000)		50
Short-term securities 3.13% Money market investments 3.13%
Capital Group Central Cash Fund 2.07%[12]	16,094	1,609
Total short-term securities (cost: $1,609,000)		1,609
Total investment securities 100.46% (cost: $50,568,000)		51,604
Other assets less liabilities (0.46)%		(238)
Net assets 100.00%		$51,366
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2019[14] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	113	January 2020	$22,600	$24,352	$(54)
5 Year U.S. Treasury Note Futures	Long	16	January 2020	1,600	1,906	(3)
10 Year U.S. Treasury Note Futures	Long	18	December 2019	1,800	2,346	3
10 Year Ultra U.S. Treasury Note Futures	Short	76	December 2019	(7,600)	(10,823)	125
American Funds Multi-Sector Income Fund — Page 11 of 15

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2019[14] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
20 Year U.S. Treasury Bond Futures	Long	7	December 2019	$700	$1,136	$(27)
30 Year Ultra U.S. Treasury Bond Futures	Short	4	December 2019	(400)	(768)	(1)
						$43
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD17	EUR15	JPMorgan Chase	10/21/2019	$—[15]
USD110	EUR100	Citibank	10/28/2019	1
$1
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$2,029	$(145)	$(112)	$(33)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	200	(13)	(13)	—[15]
					$(125)	$(33)
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,485,000, which represented 45.72% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,168,000, which represented 2.27% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $52,000, which represented .10% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Step bond; coupon rate may change at a later date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $185,000, which represented .36% of the net assets of the fund.
[11]	Security did not produce income during the last 12 months.
[12]	Rate represents the seven-day yield at 9/30/2019.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Amount less than one thousand.
American Funds Multi-Sector Income Fund — Page 12 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $33,800,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $65,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $3,653,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Multi-Sector Income Fund — Page 13 of 15

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$35,635	$3	$35,638
Mortgage-backed obligations	—	7,059	—	7,059
Bonds & notes of governments & government agencies outside the U.S.	—	5,287	—	5,287
U.S. Treasury bonds & notes	—	1,220	—	1,220
Asset-backed obligations	—	549	—	549
Municipals	—	192	—	192
Common stocks	—	50	—	50
Short-term securities	1,609	—	—	1,609
Total	$1,609	$49,992	$3	$51,604
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$128	$—	$—	$128
Unrealized appreciation on open forward currency contracts	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(85)	—	—	(85)
Unrealized depreciation on credit default swaps	—	(33)	—	(33)
Total	$43	$(32)	$—	$11
*	Futures contract, forward currency contracts and credit default swaps are not included in the investment portfolio.

American Funds Multi-Sector Income Fund — Page 14 of 15

unaudited
Key to abbreviations and symbols
Auth. = Authority
EUR/€ = Euros
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-126-1119O-S75490	American Funds Multi-Sector Income Fund — Page 15 of 15